Acquisitions and Dispositions - 2014 Acquisitions Pro Forma Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue from Consolidated Statements of Operations and Comprehensive Loss	$ 737.0	$ 671.6	$ 691.5	$ 658.7	$ 565.8	$ 415.6	$ 416.9	$ 388.1	$ 2,758.8	$ 1,786.4	$ 1,090.9	$ 928.6
Unaudited pro forma revenue										2,945.9	3,016.9	1,617.1
Bally Acquisition
Business Acquisition [Line Items]
Revenue not reflected in Statements of Operations and Comprehensive Loss										$ 1,159.5	$ 1,358.6	$ 0.0